Equity Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Equity Transactions
7.	Equity Transactions

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the nine months ended March 31, 2020:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2019	58,000	$12.50	5.2	$87,480
Granted	10,400	3.88	4.8	5,040
Options Exercised or Forfeited	—	—	—	—
Outstanding at March 31, 2020	68,400	$10.50	4.3	$6,748
Exercisable at March 31, 2020	68,400	$10.50	4.3	$6,748

The fair value of each option grant on the date of grant is estimated using the Black-Scholes option. The pricing model reflected the following weighted-average assumptions for the nine months ended March 31, 2020:

	March 31 2020	March 31 2019
Expected life of options (In years)	5	5
Expected volatility	73.74%	69.77%
Risk free interest rate	1.63%	2.60%
Dividend Yield	0%	0%

Expected volatility is based on the historical volatilities of three comparable companies of the daily closing price of their respective common stock and the expected life of options is based on historical data with respect to employee exercise periods. The Company accounts for forfeitures as they are incurred.

The Company recorded stock-based compensation expense of $13,684 and $24,846 for the three- and nine- month periods ended March 31, 2020, respectively, and $43,609 and $63,306 for the three- and nine- month periods ended March 31, 2019, respectively.

The following is a summary of stock options outstanding and exercisable by exercise price as of March 31, 2020:

Exercise Price	Outstanding	Weighted Average Contract Life	Exercisable
$2.80	8,000	4.8	8,000
$3.75	5,600	3.8	5,600
$6.25	11,200	3.9	11,200
$7.50	25,600	5.9	25,600
$8.75	1,600	5.8	1,600
$12.50	4,000	2.8	4,000
$25.00	1,600	2.5	1,600
$26.25	4,400	2.1	4,400
$27.50	800	2.0	800
$28.75	1,600	2.4	1,600
$31.25	4,000	1.6	4,000

Stock Warrants

The following table summarizes the warrants activity during the nine months ended March 31, 2020:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding and exercisable at June 30, 2019	124,667	$45.00	5.6	$716,653
Granted	1,250,000	$4.00	4.7	$—
Expired	—	$—	—	$—
Outstanding and exercisable at March 31, 2019	1,374,667	$7.72	4.4	$131,766

Of the above warrants, 9,391 expire in fiscal year ending June 30, 2022, 4,455 expire in fiscal year ending June 30, 2023, and 1,360,821 expire in fiscal year ending June 30, 2025.

Offerings of Common Stock and Warrants

Issuance of Stock Options

On October 1, 2019, the Company issued stock options to purchase 800 shares of common stock to the Chief Financial Officer as part of her compensation. The stock options were issued and are exercisable at an exercise price of $8.75 at any time from date of issuance and expire in 5 years from the date of issuance.

On October 13, 2019, the Company issued stock options to purchase 800 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $7.50 at any time from date of issuance and expire in 5 years from the date of issuance.

On November 10, 2019, the Company issued stock options to purchase 800 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $6.25 at any time from date of issuance and expire in 5 years from the date of issuance.

On January 19, 2020, the Company issued stock options to purchase 8,000 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $2.80 at any time from date of issuance and expire in 5 years from the date of issuance.

Issuance of common stock

On January 2, 2020, the Company issued 11,200 shares of common stock as part of the annual board of director compensation. The share price on date of issuance was $3.50.

On January 2, 2020, the Company paid accrued interest on the Debenture of $13,487 to Acuitas through the issuance of 4,422 shares of common stock.

8.	Equity Transactions

Stock Options

The following table summarizes the activity relating to the Company’s stock options for the years ended June 30, 2018 and 2019:

	Options	Weighted-Average Exercise Price	Weighted Remaining Average Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2017	32,000	$12.50	5.9	$142,000
Granted	10,000	$18.75	5.0	$—
Options Exercised	(800)	$2.50	—	$—
Outstanding at June 30, 2018	41,200	$15.00	5.8	$142,000
Granted	16,800	$5.00	4.5	$131,000
Options Exercised or Forfeited	—	$—	—	$—
Outstanding at June 30, 2019	58,000	$12.50	5.2	$273,000
Exercisable at June 30, 2019	58,000	$12.50	5.2	$—

The fair value of each option grant on the date of grant is estimated using the Black-Scholes Option – Pricing model reflecting the following weighted-average assumptions:

	June 30,
	2019	2018
Expected life of options (In years)	5	5
Expected volatility	69.77%	103.13%
Risk free interest rate	2.60%	2.28%
Dividend Yield	0%	0%

Expected volatility is based on the historical volatilities of three comparable companies of the daily closing price of their respective common stock and the expected life of options is based on historical data with respect to employee exercise periods. The Company accounts for forfeitures as they are incurred.

The Company recorded stock-based compensation expense of $64,860 for the year ended June 30, 2019 and $238,165 for the year ended June 30, 2018.

The following is a summary of stock options outstanding and exercisable by exercise price as of June 30, 2019:

		Weighted Average
Exercise Price	Outstanding	Contract Life	Exercisable
$3.75	5,600	4.6	5,600
$6.25	10,400	4.3	10,400
$7.50	24,800	6.7	24,800
$8.75	800	4.3	800
$12.50	4,000	3.6	4,000
$25.00	1,600	3.3	1,600
$26.25	4,400	2.8	4,400
$27.50	800	2.7	800
$28.75	1,600	3.1	1,600
$31.25	4,000	2.4	4,000
Total	58,000		58,000

Issuance of Shares for Cash

In July 2017 and August 2017, the Company sold and issued an aggregate of 7,091 shares of common stock and warrants to purchase 3,546 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $195,000. The purchase price for the common stock and warrants was $27.50 per share. The warrants are exercisable at an exercise price of $75.00 at any time from date of issuance until 5 years from the date of issuance.

Between July 2017 and September 2017, the Company sold an aggregate of 2,000 shares of common stock in transactions under the Aspire Equity Line for aggregate gross proceeds of $50,000. The average purchase price for the common stock was $25.00 per share.

In October 2017, the Company sold and issued an aggregate of 1,273 shares of common stock and warrants to purchase 637 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $35,000. The purchase price for the common stock and warrants was $27.50 per share. The warrants are exercisable at an exercise price of $75.00 at any time from date of issuance until 5 years from the date of issuance.

In November 2017, the Company also sold and issued an aggregate of 546 shares of common stock and warrants to purchase 273 shares of common stock in a private placement transaction for aggregate gross proceeds of approximately $15,000. The purchase price for the common stock and warrants was $27.50 per share. The warrants are exercisable at an exercise price of $75.00 at any time from date of issuance until 5 years from the date of issuance.

In January 2018, the Company sold an aggregate of 2,667 shares of common stock and warrants to purchase 2,667 shares of common stock to a member of its board of directors for aggregate gross proceeds of $50,000. The purchase price for the common stock and warrants was $18.75 per share. The warrants are exercisable at an exercise price of $18.75 at any time from date of issuance until 7 years from the date of issuance.

On July 3, 2018, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Acuitas Group Holdings, LLC (“Acuitas”)and certain other purchasers identified in the Purchase Agreement (together with Acuitas, the “Purchasers”) pursuant to which (i) the Purchasers agreed to purchase an aggregate of 2,133,332 shares of the our Series A Convertible Preferred Stock (the “Preferred Stock”) at a price per share of $1.50 per share of Preferred Stock (the “Initial Sale”) and (ii) we agreed to issue warrants (the “Warrants”) to purchase 1,706,666 shares of common stock, each subject to the terms and conditions set forth in the Purchase Agreement, for an aggregate consideration of $3.2 million. We received $160,000 of the $3.2 million in April and May 2018 as prepaid equity. Acuitas also received an additional 6,667 Warrants in connection with the payoff of a note issued by us in favor of Acuitas. The Initial Sale and issuance of the Warrants occurred on July 3, 2018. In addition, Acuitas had the option to purchase up to an additional 1,600,000 shares of common stock at a price per share of $1.875, and warrants on the same terms as the Warrants, within two weeks following the one year anniversary of the closing of the Initial Sale (the “Subsequent Sale”) in the event that we did not obtain $3,000,000 of funding through various non-dilutive grants prior to the one year anniversary of the closing of the Initial Sale, less any federal or FDA grant funding received by the Company. Acuitas is controlled by our Chairman and Chief Executive Officer, Terren Peizer and the Purchasers included Jonathan Adams, James Lang, Cuang Do and Michael Sherman, who are members of our Board of Directors.

The Purchase Agreement contained customary representations and warranties. In connection with the disclosure schedule associated with the representations and warranties, we also disclosed customary information, including the following: (i) the existence of the Mallinckrodt petition before the U.S. Patent Trial and Appeal Board, (ii) our capitalization, (iii) our obligation to pay a low single digit royalty on the net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma LLC members, PharmaIN Corporation and The Barrett Edge, Inc. pursuant to the Agreement and Plan of Merger, dated April 11, 2016, by and between LAT Pharma LLC and us, (iv) our obligation to pay a low single digit royalty on net sales of all terlipressin products covered by specified patents up to a maximum of $200,000 per year pursuant to the Technology Transfer Agreement, dated July 25, 2016, by and between us and the University of Padova (Italy), and (v) certain recent issuances of common stock by us.

Each share of Preferred Stock automatically converted into 1 shares of common stock upon the filing with the Secretary of State of the State of Nevada of a Certificate of Amendment to our Articles of Incorporation (the “Amendment”) on August 13, 2018 that increased the number of authorized shares of common stock to 800,000,000. The Amendment was approved by the written consent of the holders of more than a majority of our issued and outstanding common stock on July 3, 2018 and was filed with the Secretary of State of the State of Nevada 20 calendar days following the distribution of our Definitive Information Statement on Schedule 14 that was filed with the SEC on July 13, 2018.

Pursuant to the Purchase Agreement, Terren Peizer, the Chairman of Acuitas, was appointed as a member of the Company’s Board of Directors (the “Board”) and as the Chief Executive Officer of the Company, effective July 3, 2018. The issuance of the Preferred Stock, the Warrants and the underlying common stock under the Purchase Agreement is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.

Pursuant to a letter agreement dated June 24, 2019, Acuitas has agreed to modify its existing rights under the Purchase Agreement so that:

•	Acuitas agreed to immediately exchange its existing 1,606,667 Warrants for common stock such that it will have effectively exercised its Warrants in full pursuant to a cashless exercise thereof at an assumed current market price of $45.00 per share and, as a result received an aggregate of 95% of the shares covered thereby, or 1,526,333 shares of common stock;

•	Acuitas agreed to (i) waive its rights to a 50% adjustment of the purchase price of the Preferred Stock in the Initial Sale, the exercise price of the Warrants and the price per share in the Subsequent Sale in the event of certain reductions in the useful life of our current intellectual property rights, and (ii) effectively exercise its rights to purchase securities in a Subsequent Sale pursuant to a “cashless purchase” at an assumed current market price of approximately $11.25 per share, conditioned in each case on the listing of our common stock on NASDAQ or the raising of $2.0 million in additional funds in the form of another securities offering, in either case not later than November 30, 2019, which will result Acuitas having irrevocably waived its rights to an adjustment in the purchase price of the Preferred Stock in the Initial Sale and the exercise price of the Warrants and the purchase price of per share in the Subsequent Sale upon the issuance by us of an aggregate of 1,339,958 shares of common stock (the “Subsequent Sale Shares”) to Acuitas.

Issuance of Warrants for Cash and Cashless Exercise of Warrants

In December 2017, the Company issued warrants for cash to purchase 20,000 shares of common stock in a private placement transaction for aggregate gross proceeds of $100,000. The purchase price for the warrants were $25.00 per warrant. The warrants are exercisable at an exercise price of $5.00 at any time from date of issuance until 7 years from the date of issuance. As a result of the conversion of the Series A Preferred Stock in July 2018, the exercise of warrants to purchase 20,000 shares of common stock was reduced from $18.75 per share to $1.875 per share. On August 4, 2018, the Company issued 17,936 shares of common stock pursuant to a cashless exercise of warrants to purchase 20,000 shares at an exercise price of $1.875 per share.

On May 13, 2019, the Company issued 479 shares of common stock pursuant to a cashless exercise of warrants to purchase 478 shares at an exercise price of $13.75 per share.

On June 24, 2019, the Company issued 1,526,094 shares of common stock pursuant to a cashless exercise of warrants to purchase 1,606,667 shares at an exercise price of $45.00 per share.

Issuance of Warrants Services

In January 2018, the Company issued warrants to purchase 840 shares of common stock in exchange for services. The warrants are exercisable at an exercise price of $18.75 any time from the date of issuance until 7 years from the date of issuance. The warrants were valued at $9,444. The fair value of the warrants granted was estimated using the Black Scholes Method and the following assumptions: volatility – 166.7%; Term – 7 years; Risk Free Rate – 2.48%; dividend rate – 0.00%

In February 2018, the Company issued warrants to purchase 840 shares of common stock in a termination agreement. The warrants are exercisable at an exercise price of $18.75 any time from the date of issuance until 7 years from the date of issuance. The warrants were valued at $3,025. The fair value of the warrants granted was estimated using the Black Scholes Method and the following assumptions: volatility – 166.7%; Term – 7 years; Risk Free Rate – 2.81%; dividend rate – 0.00%

Issuance of Shares for Services

In August 2017, the Company issued 12,000 shares of common stock to Aspire Capital in exchange for services. The shares were valued at $27.50 per share which was the trading price on date of issuance, and the value of the services were $330,000.

In November 2017, the Company issued 1,200 shares of common in exchange for services. The shares were valued at $28.75 per share which was the trading price on date of issuance, and the value of the services were $34,500.

In January 2018, The Company issued 240 shares of common stock in exchange for services. The shares were valued at $16.25 per share which was the trading price on date of issuance, and the value of the services were $3,900.

In January 2018, the Company issued 11,200 shares of common stock as compensation for the Board of Directors. The shares were valued at $18.75 per share which was the trading price on date of issuance, and the value of the compensation was $210,000.

In February 2018, the Company issued 4,800 shares of common stock in exchange for services. The shares were valued at $5.94 per share which was the trading price on date of issuance, and the value of the services were $28,500.

In April 2018, the Company issued 2,400 shares of common in exchange for services. The shares were valued at $5.63 per share, and the value of the services were $13,500. In April 2018, the Company issued 1,200 shares of common in exchange for services. The shares were valued at $3.00 per share which was the trading price on date of issuance, and the value of the services were $3,600.

In May 2018, the Company issued 2,000 shares of common in exchange for services. The shares were valued at $2.25 per share which was the trading price on date of issuance, and the value of the services were $4,500.

In May 2018, the Company issued 548 shares of common in exchange for services. The shares were valued at $12.50 per share which was the trading price on date of issuance, and the value of the services were $6,850.

In June 2018, the Company issued 2,400 shares of common in exchange for services. The shares were valued at $3.13 per share which was the trading price on date of issuance, and the value of the services were $7,500.

On January 2, 2019, the Company issued 11,200 shares of common stock as part of the annual board of director compensation. The share price on date of issuance was $4.38 per share.

Issuance of Shares in Settlement of Debt

During the year ended June 30, 2019, the Company settled $1,475,765 of debt and accrued compensation including $1,313,765 owed to related parties, by issuing 7,803 shares of common stock with a fair value of $1,150,135. See notes 5 and 6.

Issuance of Stock Options

In November 2017, the Company extended the maturity date of stock options to acquire 6,400 shares at exercise prices ranging from $26.25 to $31.25 issued to the board of directors between November 2016 and December 2016 by 3 years. The Company recorded an incremental expense of $79,491 based on the increase in fair value of the options.

In June 2018, 800 shares of stock options were exercised for $2,000.

On October 1, 2018, the Company issued stock options to purchase 800 shares of common stock to the Chief Financial Officer as part of her compensation. The stock options were issued and are exercisable at an exercise price of $8.75 at any time from date of issuance and expire in 5 years from the date of issuance.

On October 13, 2018, the Company issued stock options to purchase 800 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $6.25 at any time from date of issuance and expire in 5 years from the date of issuance.

On October 27, 2018, the Company issued stock options to purchase 800 shares of common stock as part of their annual board of director compensation. The stock options were issued and are exercisable at $6.25 at any time from date of issuance and expire in 5 years from the date of issuance

On November 10, 2018, the Company issued stock options to purchase 800 shares of common stock as part of their annual board of director compensation. The stock options are exercisable at an exercise price of $6.25 at any time from date of issuance and expire in 5 years from the date of issuance.

On January 19, 2019, the Company issued stock options to purchase 800 shares of common stock to each of five key employees or consultants and two company directors as part of his or her annual compensation, for an aggregate total of 5,600 stock options. The stock options are exercisable at an exercise price of $3.125 at any time from date of issuance until 5 years from the date of issuance.

On March 11, 2019, the Company issued stock options to purchase 8,000 shares of common stock to an investor relations (IR) consultant. The stock options were issued and are exercisable at $6.25 at any time from date of issuance and expire in 5 years from the date of issuance.

Warrant Price Adjustment

In December 2017, the Company issued warrants to purchase 20,000 shares of common stock in a private placement transaction for aggregate gross proceeds of $100,000. The warrants were exercisable at an exercise price of $25.00 at any time from date of issuance until 7 years from the date of issuance. The warrants have a down round feature that reduces the exercise price if the Company sells stock for a lower price. In January 2018, the Company sold shares at $18.75, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $20,995 as a deemed dividend. In July 2018, the Company sold shares at $1.88, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $44,889 as a deemed dividend. The fair value of the warrants granted was estimated using the Black Scholes Method.

In January and February 2018, the Company issued warrants to purchase 1,680 shares of common stock in exchange for banking services which was recognized at fair value. The warrants were exercisable at an exercise price of $18.75 at any time from date of issuance until 7 years from the date of issuance. The warrants have a down round feature that reduces the exercise price if the Company sells stock for a lower price. In July 2018, the Company sold shares at $1.88, which therefore triggered the reduction in the strike price. The Company calculated the difference in fair value of the warrants between the stated exercise price and the reduced exercise price and recorded $3,770 as a deemed dividend. The fair value of the warrants granted was estimated using the Black Scholes Method.

The following table summarizes the warrants that have been issued:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Shares	Exercise Price	Life (Years)	Value
Outstanding at June 30, 2017	49,391	$62.50	0.5
Granted	28,802	$27.50	5.3
Expired	(40,000)	$62.50	—
Outstanding at June 30, 2018	38,193	$36.25	5.5	$—
Granted	1,713,333	$45.00	5.6	$1,159,988
Expired		$—	—	$—
Exercised	(1,626,859)	$45.00	—	$—
Outstanding and exercisable at June 30, 2019	124,667	$45.00	5.6	$1,202,678

Of the above warrants, 9,391 expire in fiscal year ending June 30, 2022, 4,815 expire in fiscal year ending June 30, 2023 and 110,461 expire in fiscal year ended June 30, 2025.